Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common stock [Member]	Additional paid-in-capital [Member]	Accumulated other comprehensive income/(loss) [Member]	Retained earnings (Deficit) [Member]
Beginning balance at Dec. 31, 2019	$ 380,668	$ 10,603	$ 344,547	$ 9,433	$ 16,085
Beginning balance (in shares) at Dec. 31, 2019		1,192,725
Net Income	53,623				53,623
Pension adjustments, net of tax	(294)			(294)
Capital investment from parent	369		369
Gain(loss) on foreign currency translation, net of tax	13,676			13,676
Exercise of warrants	64,374	$ 2,496	61,878
Exercise of warrants (in shares)		306,539
Conversion of convertible bonds	187,095	$ 5,825	181,270
Conversion of convertible bonds (in shares)		715,258
Ending balance at Dec. 31, 2020	699,511	$ 18,924	588,064	22,815	69,708
Ending balance (in shares) at Dec. 31, 2020		2,214,522
Net Income	78,108				78,108
Pension adjustments, net of tax	(286)			(286)
Gain(loss) on foreign currency translation, net of tax	504			504
Issuance of new shares - IPO	86,041	$ 2,274	83,767
Issuance of new shares - IPO (in shares)		263,150
Ending balance at Dec. 31, 2021	863,878	$ 21,198	671,831	23,033	147,816
Ending balance (in shares) at Dec. 31, 2021		2,477,672
Net Income	(233,978)				(233,978)
Pension adjustments, net of tax	(154)			(154)
Gain(loss) on foreign currency translation, net of tax	(3,519)			(3,519)
Reduction of capital reserve	0		(312,551)		312,551
Ending balance at Dec. 31, 2022	$ 626,226	$ 21,198	$ 359,280	$ 19,360	$ 226,388
Ending balance (in shares) at Dec. 31, 2022		2,477,672